Additional Detail of Impaired Loans Broken Out According to Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, recorded investment	$ 1,445	$ 2,791
Impaired loans with no related allowance, unpaid balance	2,824	2,791
Impaired loans with no related allowance, average recorded investment YTD	1,374	1,825
Impaired loans with no related allowance, interest income recognized YTD	48	93
Impaired loans with a related allowance , recorded investment	2,144	2,334
Impaired loans with a related allowance , unpaid balance	2,144	2,334
Impaired loans with a related allowance:	936	738
Impaired loans with a related allowance , average recored investment YTD	1,988	2,360
Impaired loans with a related allowance , interest income recognized YTD	52	41
Recorded Investment	3,589	5,125
Unpaid Balance	4,968	5,125
Related Allowance	936	738
Average Recorded Investment YTD	2,979	4,185
Interest Income Recognized YTD	8	0
Commercial installment
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, unpaid balance	15	121
Impaired loans with no related allowance, average recorded investment YTD	46	69
Impaired loans with no related allowance, interest income recognized YTD	0	5
Impaired loans with a related allowance , recorded investment	203	125
Impaired loans with a related allowance , unpaid balance	203	125
Impaired loans with a related allowance:	73	63
Impaired loans with a related allowance , average recored investment YTD	173	128
Impaired loans with a related allowance , interest income recognized YTD	8	0
Recorded Investment	218	246
Unpaid Balance	218	246
Related Allowance	73	63
Average Recorded Investment YTD	219	197
Interest Income Recognized YTD	8	5
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, unpaid balance	1,529	2,420
Impaired loans with no related allowance, average recorded investment YTD	1,004	1,457
Impaired loans with no related allowance, interest income recognized YTD	39	85
Impaired loans with a related allowance , recorded investment	1,549	1,533
Impaired loans with a related allowance , unpaid balance	1,549	1,533
Impaired loans with a related allowance:	747	574
Impaired loans with a related allowance , average recored investment YTD	1,546	1,463
Impaired loans with a related allowance , interest income recognized YTD	38	23
Recorded Investment	2,562	3,953
Unpaid Balance	3,078	3,953
Related Allowance	747	574
Average Recorded Investment YTD	2,550	2,920
Interest Income Recognized YTD	8	108
Consumer real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, unpaid balance	969	241
Impaired loans with no related allowance, average recorded investment YTD	168	288
Impaired loans with no related allowance, interest income recognized YTD	8	3
Impaired loans with a related allowance , recorded investment	44	647
Impaired loans with a related allowance , unpaid balance	44	647
Impaired loans with a related allowance:	44	88
Impaired loans with a related allowance , average recored investment YTD	72	740
Impaired loans with a related allowance , interest income recognized YTD	4	12
Recorded Investment	150	888
Unpaid Balance	1,013	888
Related Allowance	44	88
Average Recorded Investment YTD	240	1,028
Interest Income Recognized YTD	0	15
Consumer installment
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, unpaid balance	311	9
Impaired loans with no related allowance, average recorded investment YTD	156	11
Impaired loans with no related allowance, interest income recognized YTD	1	0
Impaired loans with a related allowance , recorded investment	348	29
Impaired loans with a related allowance , unpaid balance	348	29
Impaired loans with a related allowance:	72	13
Impaired loans with a related allowance , average recored investment YTD	197	29
Impaired loans with a related allowance , interest income recognized YTD	2	6
Recorded Investment	659	38
Unpaid Balance	659	38
Related Allowance	72	13
Average Recorded Investment YTD	353	40
Interest Income Recognized YTD	$ 3	$ 6